Lease Liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Lease Liabilities [Abstract]
Schedule of Lease Liabilities	The Group applies the ‘short-term lease’ recognition exemptions for these leases.
	December 31, 2022	December 31, 2023
	RM	RM	USD
At beginning of the year	-	744,959	162,325
Additions	952,191	886,093	193,078
Finance cost	24,768	30,288	6,601
Payment	(232,000)	(406,000)	(88,467)
At end of the year	744,959	1,255,340	273,537

Future lease payment payable:
- Not later than one year	348,000	732,498	159,610
- More than one year to five years	435,000	564,483	123,000
Total future minimum lease payments	783,000	1,296,981	282,610
Less: Future finance charges	(38,041)	(41,641)	(9,073)
	744,959	1,255,340	273,537

Schedule of Lease Liabilities at the End of the Reporting Period	The lease liabilities at the end of the reporting period bear weighted average incremental borrowing rate of 4.31% (2022: 4.31%) per annum.
	December 31, 2022	December 31, 2023
	RM	RM	USD
Depreciation of right-of-use asset	238,048	424,837	92,571
Interest expense on lease liabilities	24,768	30,288	6,601
Lease expense not capitalised in lease liabilities:	-	-	-
- Expense relating to short-term lease	257,243	232,081	50,570
Total amount recognised in profit or loss	520,059	687,206	149,742